MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized cost	$ 116,561	$ 85,510
Gross unrealized losses	(146)	(94)
Gross unrealized gains	157	105
Fair Value	116,572	85,521
U.S. Treasuries
Marketable Securities [Line Items]
Amortized cost	84,811	68,084
Gross unrealized losses	(124)	(64)
Gross unrealized gains	81	86
Fair Value	84,768	68,106
U.S. Government Agencies
Marketable Securities [Line Items]
Amortized cost	31,750	17,426
Gross unrealized losses	(22)	(30)
Gross unrealized gains	76	19
Fair Value	$ 31,804	$ 17,415